Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Mountain Lake Acquisition Corp.
Fair Value Measurements [Line Items]
Schedule of Interest Income from the Trust Account	During the year ended March 31, 2026, the Company did not withdraw any interest income from the Trust Account.

			Gross
		Amortized	Holding
	Held To Maturity	Cost	Gain	Fair Value
March 31, 2026	U.S. Treasury Securities (Matured on April 9, 2026)	$243,343,813	$14,776	$243,358,589
During the year ended December 31, 2025, the Company did not withdraw any interest income from the Trust Account.

			Gross
		Amortized	Holding
	Held To Maturity	Cost	Gain	Fair Value
December 31, 2025	U.S. Treasury Securities (Matured on January 8, 2026)	$241,229,451	$58,588	$241,288,039

During the year ended December 31, 2025, the Company did not withdraw any interest income from the Trust Account.

			Gross
		Amortized	Holding
	Held To Maturity	Cost	Gain	Fair Value
December 31, 2025	U.S. Treasury Securities (Matured on January 8, 2026)	$241,229,451	$58,588	$241,288,039
During the period from June 14, 2014 (inception) through December 31, 2024, the Company did not withdraw any interest income from the Trust Account.

			Gross
		Amortized	Holding
	Held To Maturity	Cost	Loss	Fair Value
December 31, 2024	U.S. Treasury Securities (Matured on June 12, 2025)	$231,643,260	$(128,995)	$231,514,265